Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurements [abstract]
Schedule of Fair Value of Financial Instruments

	Carrying value				Fair value
December 31, 2020	Fair Value through OCI	Fair value through profit or loss	Amortized cost	Total	Level 1	Level 2	Level 3	Carrying value approximates Fair Value
Financial assets measured at Fair Value
Investments in equity securities	$1,059	$-	$-	$1,059	$1,059	$-	$-	$-
Trade receivables concentrate and doré sales	-	$26,309	-	26,309	-	26,309	-	-
	$1,059	$26,309	$-	$27,368	$1,059	$26,309	$-	$-

Financial assets not measured at Fair Value
Cash and cash equivalents	$-	$-	$131,898	$131,898	$-	$-	$-	$131,898
Other receivables	-	-	4,108	4,108	-	-	-	4,108
	$-	$-	$136,006	$136,006	$-	$-	$-	$136,006

Financial liabilities measured at Fair Value
Interest rate swap liability	$(1,084)	$-	$-	$(1,084)	$-	$(1,084)	$-	$-
Metal forward sales contracts liability		(124)		(124)		(124)		-
Fuel forward contracts liability		(52)		(52)		(52)		-
	$(1,084)	$(176)	$-	$(1,260)	$-	$(1,260)	$-	$-

Financial liabilities not measured at Fair Value
Trade payables	$-	$-	$(26,140)	$(26,140)	$-	$-	$-	$(26,140)
Payroll payable	-	-	(17,676)	(17,676)	-	-	-	(17,676)
Credit facilities	-	-	(119,850)	(119,850)	-	(120,000)	-	-
Convertible debentures	-	-	(38,766)	(38,766)	-	(78,315)	-	-
Other payables	-	-	(22,784)	(22,784)	-	-	-	(22,784)
	$-	$-	$(225,216)	$(225,216)	$-	$(198,315)	$-	$(66,600)

	Carrying value				Fair value
December 31, 2019	Fair Value through OCI	Fair value through profit or loss	Amortized cost	Total	Level 1		Level 2	Level 3	Carrying value approximates Fair Value
Financial assets measured at Fair Value
Trade receivables concentrate sales	$-	$33,642	$-	$33,642		$-	$33,642	$-	$-
	$-	$33,642	$-	$33,642		$-	$33,642	$-	$-

Financial assets not measured at Fair Value
Cash and cash equivalents	$-	$-	$83,404	$83,404		$-	$-	$-	$83,404
Other receivables	-	-	2,419	2,419		-	-	-	2,419
	$-	$-	$85,823	$85,823		$-	$-	$-	$85,823

Financial liabilities measured at Fair Value
Interest rate swap liability	$(894)	$-	$-	$(894)	$		$(894)	$-	$-
	$(894)	$-	$-	$(894)		$-	$(894)	$-	$-

Financial liabilities not measured at Fair Value
Trade payables	$-	$-	$(37,357)	$(37,357)		$-	$-	$-	$(37,357)
Payroll payable	-	-	(15,801)	(15,801)		-	-	-	(15,801)
Share units payable	-	-	(5,075)	(5,075)		-	(5,075)	-	-
Credit facilities	-	-	(109,430)	(109,430)		-	(110,000)	-	-
Convertible debentures	-	-	(37,105)	(37,105)		-	(38,858)	-	-
Other payables	-	-	(22,403)	(22,403)		-	-	-	(22,403)
	$-	$-	$(227,171)	$(227,171)		$-	$(153,933)	$-	$(75,561)